Finance receivables	6 Months Ended
Jun. 30, 2025
Finance receivables [abstract]
Finance receivables

6. Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables as at June 30, 2025, are as follows:

$
Balance – December 31, 2024	3,432,340
Additions	223,558
Add: Interest income	134,792
Less: Interest payments	(126,274)
Less: Principal payments	(780,784)
Effects of foreign exchange	155,228
Balance – June 30, 2025	3,038,860
Current	3,038,860
Non-current	-
Balance – June 30, 2025	3,038,860

Allowances for expected credit losses as at June 30, 2025, were $nil (December 31, 2024 - $nil). Finance receivables earn fees at fixed rates between 7%-8.5% per annum and have an average term to maturity of one year from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property. Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following as at June 30, 2025:

$
Minimum payments receivable	2,983,532
Unearned income	55,328
Net investment	3,038,860
Allowance for credit losses	—
Finance receivables, net	3,038,860

As at June 30, 2025, all loans were classified at amortized cost.